UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Gordon M. Shone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-3000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Rainier Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2008

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - December 31, 2008 (Unaudited)
(showing percentage of total net assets)
Rainier Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.87%

Advertising - 0.28%
Omnicom Group, Inc.	91,325	$2,458,469

Aerospace - 3.97%
Boeing Company	83,025	3,542,677
Raytheon Company	250,850	12,803,384
United Technologies Corp.	340,875	18,270,900
		34,616,961

Agriculture - 2.89%
Monsanto Company	358,550	25,223,993

Apparel & Textiles - 2.81%
NIKE, Inc., Class B	480,525	24,506,775

Banking - 0.88%
Northern Trust Corp.	146,275	7,626,779

Biotechnology - 2.77%
Genentech, Inc. *	182,850	15,160,093
Genzyme Corp. *	134,800	8,946,676
		24,106,769

Building Materials & Construction - 0.66%
Foster Wheeler, Ltd. *	247,100	5,777,198

Cable & Television - 1.82%
DIRECTV Group, Inc. *	693,700	15,892,667

Cellular Communications - 0.43%
America Movil SAB de CV, Series L, ADR	119,975	3,718,025

Chemicals - 1.66%
Praxair, Inc.	244,050	14,486,808

Coal - 1.03%
CONSOL Energy, Inc.	313,400	8,956,972

Computers & Business Equipment - 9.15%
Apple, Inc. *	233,125	19,897,219
BancTec, Inc. * (d)(e)(f)	197,027	739,609
Cisco Systems, Inc. *	1,370,350	22,336,705
Cognizant Technology Solutions Corp.,
Class A *	568,400	10,265,304
Hewlett-Packard Company	624,475	22,662,198
Research In Motion, Ltd. *	93,625	3,799,302
		79,700,337
Construction & Mining Equipment - 0.51%
Bucyrus International, Inc., Class A	242,370	4,488,692

Cosmetics & Toiletries - 4.80%
Avon Products, Inc.	478,650	11,501,959
Colgate-Palmolive Company	90,500	6,202,870
Procter & Gamble Company	389,725	24,092,800
		41,797,629
Crude Petroleum & Natural Gas - 1.73%
Devon Energy Corp.	189,300	12,438,903
Pioneer Natural Resources Company	162,925	2,636,126
		15,075,029
Electrical Equipment - 1.11%
Emerson Electric Company	263,800	9,657,718

Electrical Utilities - 1.38%
Entergy Corp.	145,000	12,053,850

Rainier Growth Fund (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)

Electronics - 0.51%
Amphenol Corp., Class A	185,800	$4,455,484

Financial Services - 8.30%
BlackRock, Inc. (a)	34,225	4,591,284
Charles Schwab Corp.	956,475	15,466,201
IntercontinentalExchange, Inc. *	156,025	12,862,701
State Street Corp.	427,850	16,827,340
Visa, Inc.	430,225	22,565,301

		72,312,827
Food & Beverages - 2.47%
PepsiCo, Inc.	393,350	21,543,780

Healthcare Products - 4.03%
Alcon, Inc.	246,950	22,025,470
Becton, Dickinson & Company	125,150	8,559,008
Intuitive Surgical, Inc. *	35,950	4,565,291
		35,149,769
Healthcare Services - 1.11%
Aveta, Inc. * (f)	97,210	654,983
Express Scripts, Inc. *	163,475	8,987,855
		9,642,838
Hotels & Restaurants - 3.29%
McDonald's Corp.	461,550	28,703,795

Internet Content - 2.54%
Gomez, Inc. * (d) (e)	328	0
Google, Inc., Class A *	71,950	22,135,418

Internet Retail - 1.63%
Amazon.com, Inc. *	276,700	14,189,176

Manufacturing - 1.48%
ABB, Ltd., SADR	504,175	7,567,667
SPX Corp.	131,600	5,336,380
		12,904,047

Medical Instruments - 0.00%
Laser Medical Corp. * (d) (e)	491,800	0

Metal & Metal Products - 1.57%
Precision Castparts Corp.	230,075	13,684,861

Petroleum Services - 1.49%
Transocean, Ltd. *	275,133	13,000,034

Pharmaceuticals - 9.73%
Abbott Laboratories	352,400	18,807,588
Allergan, Inc.	213,050	8,590,176
Celgene Corp. *	351,475	19,429,538
Gilead Sciences, Inc. *	393,575	20,127,426
Teva Pharmaceutical Industries, Ltd., SADR (a)	419,325	17,850,665
		84,805,393
Railroads & Equipment - 2.20%
Norfolk Southern Corp.	406,675	19,134,059

Retail Grocery - 1.85%
The Kroger Company	612,050	16,164,241

Retail Trade - 5.67%
CVS Caremark Corp.	594,625	17,089,522
GameStop Corp., Class A *	378,200	8,191,812
Lowe's Companies, Inc.	299,600	6,447,392

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - December 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)
Rainier Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)

Retail Trade (continued)
Wal-Mart Stores, Inc.	315,550	$17,689,733
		49,418,459
Semiconductors - 3.60%
Broadcom Corp., Class A *	665,050	11,285,898
Intel Corp.	1,137,925	16,681,981
Intersil Corp., Class A	366,725	3,370,203
		31,338,082
Software - 4.22%
Autodesk, Inc. *	146,975	2,888,059
Microsoft Corp.	611,325	11,884,158
Oracle Corp. *	1,241,250	22,007,362
		36,779,579
Telecommunications Equipment &
Services - 3.03%
American Tower Corp., Class A *	307,450	9,014,434
QUALCOMM, Inc.	484,675	17,365,905
		26,380,339
Transportation - 1.27%
Expeditors International of Washington, Inc.	332,825	11,073,088
TOTAL COMMON STOCKS (Cost $1,122,870,564)		$852,959,940
PREFERRED STOCKS - 0.00%

Internet Content - 0.00%
Gomez, Inc., Class A * (d) (e)	6,427	0

Medical Instruments - 0.00%
Laser Medical Corp., Series A * (d) (e)	500,000	0
Laser Medical Corp., Series B * (d) (e)	500,000	1
		1
TOTAL PREFERRED STOCKS (Cost $1,230,942)		$1
SHORT TERM INVESTMENTS - 0.28%
John Hancock Cash
Investment Trust, 1.2465% (c)(g)	$2,412,900	$2,412,900
TOTAL SHORT TERM INVESTMENTS
(Cost $2,412,900)		$2,412,900
REPURCHASE AGREEMENTS - 3.01%
Repurchase Agreement with State
Street Corp. dated 12/31/2008 at
zero coupon to be repurchased at
$26,271,000 on 1/2/2009,
collateralized by $26,835,000
U.S. T-BILLS, 0.00% due 07/02/2009
(valued at $26,800,115, including
interest)	$26,271,000	$26,271,000
TOTAL REPURCHASE AGREEMENTS
(Cost $26,271,000)		$26,271,000
Total Investments (Rainier Growth Fund)
(Cost $1,152,785,406) † - 101.16%		$881,643,841
Liabilities in Excess of Other Assets - (1.16)%		(10,150,303)
TOTAL NET ASSETS - 100.00%		$871,493,538

Footnotes
Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - December 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Key to Security Abbreviations and Legend

ADR - American Depositary Receipts

SADR - Sponsored American Depositary Receipts

* Non-Income Producing

(a) All or a portion of this security was out on loan.

(c) The investment is an affiliate of the fund, the adviser and/or the subadviser.

(d) Direct placement securities are restricted to resale. The Fund may be unable to sell a direct placement security and it may be more difficult to determine a market value for a direct placement security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a direct placement security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these securities is shown below:

			Value as a
			percentage of
	Acquisition		Fund's net	Value as of
Issuer, description	date	Acquisition cost	assets	December 31, 2008
BancTec, Inc.
common stock	6/20/2007	$ 4,728,640	0.08%	$ 739,609
Gomez, Inc.
common stock	9/10/2002	2,177,612	0	0
preferred stock	1/23/2006	64,275	0	0
Laser Medical Corp, Inc.
common stock	1/12/1998	50	0	0
preferred stock, Series A	1/12/1998	500,000	0	1
preferred stock, Series B	4/5/2000	666,667	0	0
Total			0.08%	$ 739,610

(e) Security Fair Valued on December 31, 2008.

(f) 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, and represents investment of securities lending collateral. The rate shown is the seven-day effective yield at period end.

† At December 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $1,156,774,870. Net unrealized depreciation aggregated $275,131,029, of which $7,739,345 related to appreciated investment securities and $282,870,374 related to depreciated investment securities.

The accompanying notes are an integral part of the financial statements.
3

Notes to portfolio of investments

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC, a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, are valued at their net asset value each business day.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

	INVESTMENTS	OTHER FINANCIAL
Valuation Inputs	IN SECURITIES	INSTRUMENTS*

Level 1 – Quoted Prices	$853,978,248	-
Level 2 – Other Significant Observable Inputs	26,271,000	-
Level 3 – Significant Unobservable Inputs	1,394,593	-
Total	$881,643,841	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANACIAL
	SECURITIES	INSTRUMENTS
Balance as of March 31, 2008	$-	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(8,054,985)	-
Net purchases (sales)	9,449,578	-
Transfers in and/or out of Level 3	-	-
Balance as of December 31, 2008	$1,394,593	-

Repurchase agreement

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Risks and uncertainties

Concentration risk

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
†Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Rainier Investment Management, Inc.
601 Union Street, Suite 2801
Seattle, WA 98101

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Rainier Growth Fund.

334Q3 12/08
2/09

John Hancock

MUTUAL FUNDS

John Hancock Leveraged Companies Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2008

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - December 31, 2008 (Unaudited)
(showing percentage of total net assets)

Leveraged Companies Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 70.18%

Aerospace - 0.88%
AAR Corp. *	315	$5,799

Air Travel - 49.03%
Allegiant Travel Company *	250	12,143
Delta Air Lines, Inc. *	15,843	181,561
Pinnacle Airlines Corp. *	6,100	10,370
UAL Corp. *	3,215	35,429
US Airways Group, Inc. *	11,000	85,030
		324,533
Auto Parts - 0.91%
Federal Mogul Corp. *	800	3,384
Tenneco, Inc. *	894	2,637
		6,021
Broadcasting - 1.16%
Canadian Satellite Radio Holdings, Inc. *	5,900	3,345
Sirius XM Radio, Inc. *	35,906	4,309
		7,654
Cable & Television - 7.15%
Cablevision Systems Corp., Class A	1,995	33,596
Charter Communications, Inc., Class A *	23,800	1,947
Time Warner Cable, Inc. *	550	11,797
		47,340
Chemicals - 5.17%
American Pacific Corp. *	3,065	24,674
Rhodia SA	1,500	9,518
		34,192
Financial Services - 0.80%
Goldman Sachs Group, Inc.	35	2,954
Ultra ProShares *	90	2,368
		5,322
Insurance - 0.24%
American International Group, Inc.	1,000	1,570

International Oil - 0.26%
Dominion Petroleum, Ltd., GDR *	33,000	1,686

Leisure Time - 1.16%
Isle of Capri Casinos, Inc. * (a)	1,450	4,640
MTR Gaming Group, Inc. *	1,800	3,024
		7,664
Paper - 0.04%
Smurfit-Stone Container Corp. *	1,125	287

Retail Trade - 1.69%
CVS Caremark Corp.	140	4,024
Walgreen Company	290	7,154
		11,178
Sanitary Services - 1.31%
Republic Services, Inc.	351	8,701

Software - 0.38%
Microsoft Corp.	130	2,527
TOTAL COMMON STOCKS (Cost $589,323)		$464,474

Leveraged Companies Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 5.55%

Financial Services - 5.55%
CIT Group, Inc., 7.75%	2,950	$21,771
iStar Financial, Inc., Series E, 7.875%	400	1,536
iStar Financial, Inc., Series F, 7.80%	2,550	9,690
iStar Financial, Inc., Series G, 7.65%	375	1,406
iStar Financial, Inc., Series I, 7.50%	650	2,360
		36,763
TOTAL PREFERRED STOCKS (Cost $81,854)		$36,763

CORPORATE BONDS - 11.51%
Advertising - 1.97%
R.H. Donnelley Corp.
8.875% due 10/15/2017	87,000	13,050
Auto Parts - 1.72%
Tenneco Automotive, Inc.
8.625% due 11/15/2014	30,000	11,400
Cable & Television - 0.27%
Charter Communications Holdings I LLC
9.92% due 04/01/2014	45,000	1,800
Containers & Glass - 0.13%
Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012	5,000	825
Leisure Time - 5.21%
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (f)	100,000	9,750
Greektown Holdings LLC
10.75% due 12/01/2013 ^ (f)	52,000	12,220
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	12,000	5,100
Majestic Star Casino LLC
9.50% due 10/15/2010 ^	5,000	1,400
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	6,000	3,360
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	20,000	2,650
		34,480
Manufacturing - 0.91%
Vitro SAB de CV
9.125% due 02/01/2017	20,000	6,000
Publishing - 1.30%
Idearc, Inc.
8.00% due 11/15/2016	115,000	8,625
TOTAL CORPORATE BONDS (Cost $258,882)		$76,180

CONVERTIBLE BONDS - 7.51%
Air Travel - 6.74%
AMR Corp.
4.50% due 02/15/2024	12,000	11,661
Pinnacle Airlines Corp.
3.25% due 02/15/2025	7,000	4,649
UAL Corp.
4.50% due 06/30/2021	57,000	28,283
		44,593

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - December 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Leveraged Companies Fund (continued)
	Shares or
	Principal
	Amount	Value
CONVERTIBLE BONDS (continued)
Insurance - 0.77%
MBIA Insurance Company
14.00% due 01/15/2033 (f)	$10,000	$5,100
TOTAL CONVERTIBLE BONDS (Cost $57,064)		$49,693
SHORT TERM INVESTMENTS - 5.02%
John Hancock Cash
Investment Trust, 1.6231% (c)(g)	$3,250	$3,250
U.S. Treasury Bills
0.01% due 06/11/2009	30,000	29,975
TOTAL SHORT TERM INVESTMENTS
(Cost $33,225)		$33,225
Total Investments (Leveraged Companies Fund)
(Cost $1,020,348)† - 99.77%		$660,335
Other Assets in Excess of Liabilities - 0.23%		1,528
TOTAL NET ASSETS - 100.00%		$661,863

Key to Security Abbreviations and Legend
GDR - Global Depository Receipts

Footnotes

Percentages are stated as a percent of net assets.

^ Non-Income Producing, issuer is in bankruptcy and is in default of interest payments

* Non-Income Producing

(a) All or a portion of this security was out on loan.

(c) The investment is an affiliate of the fund, the adviser and/or the subadviser.

(f) 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, and represents investment of securities lending collateral. The rate shown is the seven-day effective yield at period end.

† At December 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $1,020,348. Net unrealized depreciation aggregated $360,013, of which $146,380 related to appreciated investment securities and $506,393 related to depreciated investment securities.

The accompanying notes are an integral part of the financial statements.
2

Open forward foreign currency contracts as of December 31, 2008, were as follows:

	Principal Amount		Unrealized
Currency	Covered by Contract	Settlement Date	Appreciation
Sells
Euro	20,110	Jan 2009	$940

Notes to portfolio of investments

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC, a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, are valued at their net asset value each business day.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

	INVESTMENTS	OTHER FINANCIAL
Valuation Inputs	IN SECURITIES	INSTRUMENTS*

Level 1 – Quoted Prices	$493,282	-
Level 2 – Other Significant Observable Inputs	167,053	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$660,335	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Forward foreign currency contracts

The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The books and records of the Funds are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Risks and uncertainties

Concentration risk

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Derivatives and counterparty risk

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less information available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
†Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Leveraged Companies Fund.

336Q3 12/08
2/09

John Hancock

MUTUAL FUNDS

John Hancock Disciplined Value Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2008

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - December 31, 2008 (Unaudited)
(showing percentage of total net assets)

Disciplined Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.86%

Advertising - 1.22%
Omnicom Group, Inc.	21,825	$587,529

Aerospace - 2.06%
Lockheed Martin Corp.	5,365	451,089
United Technologies Corp.	10,080	540,288
		991,377
Apparel & Textiles - 2.27%
Mohawk Industries, Inc. *	10,780	463,217
NIKE, Inc., Class B	12,400	632,400
		1,095,617
Auto Parts - 0.49%
BorgWarner, Inc.	4,060	88,386
Johnson Controls, Inc.	5,480	99,517
Magna International, Inc., Class A	1,605	48,038
		235,941
Banking - 2.04%
Bank of America Corp.	25,370	357,210
KeyCorp	19,450	165,714
Marshall & Ilsley Corp.	16,340	222,877
National City Corp.	131,125	237,336
		983,137
Broadcasting - 0.80%
Liberty Media Corp. - Entertainment, Series A *	22,188	387,846

Building Materials & Construction - 0.11%
KBR, Inc.	3,540	53,808

Business Services - 1.44%
Accenture, Ltd., Class A	8,900	291,831
Moody's Corp.	20,120	404,211
		696,042
Cellular Communications - 0.90%
Vodafone Group PLC	21,187	433,062

Chemicals - 0.55%
PPG Industries, Inc.	6,250	265,188

Computers & Business Equipment - 3.50%
Hewlett-Packard Company	27,348	992,459
International Business Machines Corp.	7,700	648,032
Seagate Technology	9,935	44,012
		1,684,503
Crude Petroleum & Natural Gas - 3.39%
Devon Energy Corp.	11,175	734,309
EOG Resources, Inc.	13,495	898,497
		1,632,806
Domestic Oil - 0.45%
Helix Energy Solutions Group, Inc. *	29,630	214,521

Drugs & Health Care - 1.47%
Wyeth	18,910	709,314

Electrical Utilities - 3.49%
Allegheny Energy, Inc.	22,600	765,236
Edison International	13,505	433,781
PG&E Corp.	12,405	480,197
		1,679,214

Disciplined Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electronics - 0.48%
Arrow Electronics, Inc. *	10,210	$192,356
Flextronics International, Ltd. *	15,565	39,847
		232,203
Energy - 0.12%
McDermott International, Inc. *	5,985	59,132

Financial Services - 14.38%
Bank of New York Mellon Corp.	28,232	799,813
Brookfield Asset Management, Inc.	7,850	119,869
Capital One Financial Corp.	11,240	358,444
Discover Financial Services	58,965	561,936
Franklin Resources, Inc.	12,035	767,592
JPMorgan Chase & Company	58,540	1,845,766
NYSE Euronext	4,225	115,681
SEI Investments Company	5,950	93,475
SLM Corp. *	44,080	392,312
State Street Corp.	13,510	531,348
Wells Fargo & Company	45,400	1,338,392
		6,924,628
Food & Beverages - 1.15%
Dr Pepper Snapple Group, Inc. *	34,135	554,694

Healthcare Products - 4.23%
Johnson & Johnson	34,036	2,036,374

Healthcare Services - 3.92%
DaVita, Inc. *	10,605	525,690
Lincare Holdings, Inc. *	20,480	551,526
McKesson Corp.	14,765	571,849
WellPoint, Inc. *	5,655	238,245
		1,887,310
Holdings Companies/Conglomerates - 3.20%
Berkshire Hathaway, Inc., Class B *	480	1,542,720

Homebuilders - 0.10%
NVR, Inc. *	105	47,906

Household Products - 1.29%
Clorox Company	11,175	620,883

Industrial Machinery - 0.99%
Cummins, Inc.	5,035	134,585
Dresser-Rand Group, Inc. *	11,755	202,774
Ingersoll-Rand Company, Ltd., Class A	7,920	137,412
		474,771
Industrials - 1.90%
General Electric Company	56,380	913,356

Insurance - 8.98%
ACE, Ltd.	13,314	704,577
Assurant, Inc.	13,730	411,900
Loews Corp.	44,925	1,269,131
Marsh & McLennan Companies, Inc.	10,065	244,277
Nationwide Financial Services, Inc., Class A	5,200	271,492
Reinsurance Group of America, Inc.	16,840	721,089
The Travelers Companies, Inc.	15,519	701,459
		4,323,925
International Oil - 6.50%
Canadian Natural Resources, Ltd.	11,780	470,964

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - December 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Value Fund (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)

International Oil (continued)
Exxon Mobil Corp.	23,074	$1,841,997
Talisman Energy, Inc.	81,655	815,734
		3,128,695
Internet Retail - 0.62%
eBay, Inc. *	17,610	245,836
Expedia, Inc. *	6,235	51,376
		297,212
Internet Software - 0.61%
Symantec Corp. *	21,630	292,438

Leisure Time - 0.53%
Electronic Arts, Inc. *	6,225	99,849
International Game Technology	8,530	101,422
MGM Mirage, Inc. *	4,045	55,659
		256,930
Manufacturing - 2.24%
Honeywell International, Inc.	15,695	515,267
Illinois Tool Works, Inc.	6,665	233,608
Siemens AG, SADR	4,335	328,376
		1,077,251
Metal & Metal Products - 0.20%
Precision Castparts Corp.	1,640	97,547

Multimedia - 0.76%
Time Warner, Inc.	36,410	366,285

Petroleum Services - 2.32%
Halliburton Company	35,485	645,117
PetroHawk Energy Corp. *	14,685	229,527
Pride International, Inc. *	15,060	240,659
		1,115,303
Pharmaceuticals - 1.23%
Schering-Plough Corp.	34,705	591,026

Publishing - 0.75%
McGraw-Hill Companies, Inc.	15,595	361,648

Railroads & Equipment - 0.49%
Union Pacific Corp.	4,935	235,893

Real Estate - 1.71%
Annaly Capital Management, Inc., REIT	52,015	825,478

Retail Grocery - 0.73%
Safeway, Inc.	14,870	353,460

Retail Trade - 3.92%
Advance Auto Parts, Inc.	19,260	648,099
Home Depot, Inc.	21,395	492,513
Ross Stores, Inc.	3,565	105,988
Staples, Inc.	20,110	360,371
The TJX Companies, Inc.	13,595	279,649
		1,886,620
Semiconductors - 1.65%
Analog Devices, Inc.	7,050	134,091
MEMC Electronic Materials, Inc. *	2,895	41,341
NVIDIA Corp. *	6,420	51,809
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	56,515	446,468

Disciplined Value Fund (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)

Semiconductors (continued)
Texas Instruments, Inc.	7,940	$123,229
		796,938
Software - 2.90%
Adobe Systems, Inc. *	4,805	102,298
Microsoft Corp.	23,849	463,625
Oracle Corp. *	46,900	831,537
		1,397,460
Steel - 0.47%
Allegheny Technologies, Inc.	4,180	106,715
United States Steel Corp.	3,260	121,272
		227,987
Telephone - 1.94%
Harris Corp.	24,510	932,606

Tobacco - 2.37%
Philip Morris International, Inc.	20,782	904,225
UST, Inc.	3,395	235,545
		1,139,770

TOTAL COMMON STOCKS (Cost $56,851,665)		$46,648,354
SHORT TERM INVESTMENTS - 2.97%
State Street Euro Dollar Time Deposit
0.01% due 01/02/2009	$1,429,294	$1,429,294
TOTAL SHORT TERM INVESTMENTS
(Cost $1,429,294)		$1,429,294
Total Investments (Disciplined Value Fund)
(Cost $58,280,959) † - 99.83%		$48,077,648
Other Assets in Excess of Liabilities - 0.17%		80,782
TOTAL NET ASSETS - 100.00%		$48,158,430

Footnotes
Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend

REIT - Real Estate Investment Trust

SADR - Sponsored American Depository Receipts

* Non-Income Producing

† At December 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $58,280,959. Net unrealized depreciation aggregated $10,203,311, of which $898,176 related to appreciated investment securities and $11,101,487 related to depreciated investment securities.

The accompanying notes are an integral part of the financial statements.
2

Notes to portfolio of investments

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

	INVESTMENTS	OTHER FINANCIAL
Valuation Inputs	IN SECURITIES	INSTRUMENTS*

Level 1 – Quoted Prices	$46,648,354	-
Level 2 – Other Significant Observable Inputs	1,429,294	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$48,077,648	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Risks and uncertainties

Concentration risk

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
†Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment
Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Robeco Investment Management, Inc.
909 Third Avenue
New York, NY 10022

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** N/A	**Express mail:** N/A
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Disciplined Value Fund.

340Q3 12/08
2/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: February 26, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: February 26, 2009